MET INVESTORS SERIES TRUST

501 Boylston Street

Boston, MA 02116

VIA EDGAR

July 31, 2013

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Met Investors Series Trust (the “Trust”)
Files No. 333-48456
CIK – 0001126087

Ladies and Gentlemen:

Pursuant to Rule 497 under the Securities Act of 1933, enclosed is the interactive data file that mirrors the risk/return summary information in the supplement dated July 17, 2013 to the prospectus dated April 30, 2013 for Pioneer Strategic Income Portfolio, a series of the Trust, filed under Rule 497(e) on July 17, 2013.

Any questions or comments with respect to this filing may be directed to the undersigned at (617) 578-4036.

Very truly yours,

/s/ Michael P. Lawlor
Michael P. Lawlor

Enclosures

cc:	John L. Chilton, Esq.